Income Tax Benefit/(Expense) (Tables)	3 Months Ended
Sep. 30, 2022
Major Components Of Tax Expense Income [Abstract]
Summary of income tax expense/(benefit)
	Three Months Ended September 30,
(in U.S. dollars, in thousands)	2022	2021
Income tax (benefit)/expense
Current tax
Current tax	—	—
Total current tax (benefit)/expense	—	—

Deferred tax
(Increase)/decrease in deferred tax assets	6	(144)
(Decrease)/increase in deferred tax liabilities	(61)	82
Total deferred tax (benefit)/expense	(55)	(62)
Income tax (benefit)/expense	(55)	(62)

Summary of Deferred Tax Assets Not Brought to Account
(in U.S. dollars, in thousands)	As of September 30, 2022	As of June 30, 2022
Deferred tax assets not brought to account
Unused tax losses
Potential tax benefit at local tax rates	111,841	111,283
Other temporary differences
Potential tax benefit at local tax rates	11,924	11,046
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
	126,985	125,549